Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	Feb. 29, 2024	Feb. 28, 2023
OPERATING ACTIVITIES
Net Loss – Continuing Operations	$ (1,987,626)	$ (1,095,371)	$ (6,656,837)	$ (5,033,496)
Noncash Expenses:
Depreciation and amortization – property and equipment and intangibles	287,586	336,339	1,468,762	707,238
Depreciation of right of use asset		37,026		12,168
Loss on promissory note receivable			1,567,665
Stock-based compensation	16,394		116,512
Gain on extinguishment of liability			(166,890)
Loss on sale of intangible assets			14,718
Change in Assets and Liabilities:
Accounts receivable	6,322	(5,000)	(662,939)	5,053
Prepaid expenses	(19,669)		(281,506)	48,796
Security deposit	(3,000)		(27,167)
Right of use lease liability				(18,697)
Accounts payable and accrued expenses	534,493	147,231	(531,367)	533,193
Deferred revenue	14,280	(11,616)	102,954	(46,855)
NET CASH USED IN OPERATING ACTIVITIES FROM CONTINUING OPERATIONS	(1,151,220)	(591,391)	(5,056,095)	(3,792,600)
NET CASH PROVIDED IN OPERATING ACTIVITIES FROM DISCONTINUED OPERATIONS	8,909		(675,314)
NET CASH USED IN OPERATING ACTIVITIES	(1,142,311)	(591,391)	(5,731,409)	(3,792,600)
INVESTING ACTIVITIES
Purchase of equipment			(9,253)	(2,928)
Capitalized software development costs	(169,406)	(165,975)	(1,016,175)	(2,354,094)
Promissory note – related party				(1,933,908)
Reverse acquisition of Sigma Additive Solutions, Inc.			417,122
Sale of Sigma Additive Solutions, Inc. assets			1,589,241
NET CASH USED IN INVESTING ACTIVITIES	(169,406)	(165,975)	980,935	(4,290,930)
FINANCING ACTIVITIES
Note Payable	100,000			281,000
Proceeds from issuance of convertible securities		540,245	735,057	3,233,503
Proceeds from issuances of common shares			1,905,970
Proceeds from issuances of preferred shares			1,603,500
Advances from related parties	924,591	15,500	547,277	4,620,452
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,024,591	555,745	4,791,804	8,134,955
NET CHANGE IN CASH FOR PERIOD	(287,126)	(201,621)	41,330	51,425
CASH AT BEGINNING OF PERIOD	323,805	282,475	282,475	231,050
CASH AT END OF PERIOD	36,679	80,854	323,805	282,475
Disclosure of Cash Paid for:
Interest	4,371	146	4,381	1,769
Income Taxes
Noncash Investing and Financing Activities Disclosure:
Issuance of preferred shares for services			569,000
Issuance of preferred shares for perpetual software license			362,000
Conversion of convertible notes			3,968,507
Preferred stock dividends	$ 10,688		7,125
Issuance of common shares for services			$ 13,106